Equity Income Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (96.5%)
Communication Services (2.9%)
T-Mobile US Inc.	136,359	28,639
Walt Disney Co.	246,544	23,762
Comcast Corp. Class A	287,693	8,260
Verizon Communications Inc.	87,665	4,401
AT&T Inc.	106,479	3,087
		68,149
Consumer Discretionary (4.8%)
Dick's Sporting Goods Inc.	107,054	21,228
Industria de Diseno Textil SA	282,451	16,441
Darden Restaurants Inc.	58,899	11,547
NIKE Inc. Class B	195,864	10,345
Home Depot Inc.	27,645	9,092
eBay Inc.	62,299	5,670
BorgWarner Inc. (XNYS)	103,767	5,630
Lear Corp.	39,246	4,752
Las Vegas Sands Corp.	87,120	4,694
Domino's Pizza Inc.	11,616	4,168
McDonald's Corp.	12,953	4,026
H&R Block Inc.	110,172	3,497
Penske Automotive Group Inc.	23,196	3,468
Lowe's Cos. Inc.	10,658	2,518
Travel & Leisure Co.	31,257	2,163
Bath & Body Works Inc.	107,835	2,013
Ralph Lauren Corp.	5,299	1,823
		113,075
Consumer Staples (9.4%)
Unilever plc ADR	596,145	33,962
Philip Morris International Inc.	166,283	27,493
Keurig Dr Pepper Inc.	972,624	25,609
Archer-Daniels-Midland Co.	256,347	18,634
Kimberly-Clark Corp.	182,189	17,576
Procter & Gamble Co.	117,493	16,971
Constellation Brands Inc. Class A	110,400	16,560
PepsiCo Inc.	76,371	11,860
Pernod Ricard SA	149,649	11,128
Colgate-Palmolive Co.	80,155	6,832
Coca-Cola Co.	88,008	6,693
Kroger Co.	87,255	6,314
Walmart Inc.	39,155	4,866
Ingredion Inc.	39,107	4,406
Altria Group Inc.	57,105	3,768
Molson Coors Beverage Co. Class B	84,193	3,625
Nomad Foods Ltd.	352,476	3,387
Sysco Corp.	33,417	2,384
Edgewell Personal Care Co.	9,988	213
		222,281
Energy (8.1%)
Diamondback Energy Inc.	190,171	37,614
ConocoPhillips	241,684	31,902
Exxon Mobil Corp.	182,400	30,946
Targa Resources Corp.	86,510	21,691
Marathon Petroleum Corp.	80,019	19,539
EQT Corp.	244,037	15,531
Chevron Corp.	44,037	9,111
EOG Resources Inc.	44,990	6,504
Devon Energy Corp.	127,707	6,426
Matador Resources Co.	91,759	5,797
Magnolia Oil & Gas Corp. Class A	124,134	3,919
SLB Ltd.	62,594	3,217

	Shares	Market Value ($000)
World Kinect Corp.	46,426	1,071
		193,268
Financials (19.6%)
Bank of America Corp.	1,049,170	51,147
M&T Bank Corp.	140,136	28,969
Marsh & McLennan Cos. Inc.	161,389	27,993
Huntington Bancshares Inc.	1,776,259	27,798
American International Group Inc.	353,918	26,632
JPMorgan Chase & Co.	86,214	25,361
Progressive Corp.	105,742	20,962
Regions Financial Corp.	792,061	20,689
Ares Management Corp. Class A	187,015	20,403
Nasdaq Inc.	236,768	20,099
Raymond James Financial Inc.	126,004	18,244
Intercontinental Exchange Inc.	111,012	17,460
Visa Inc. Class A	51,528	15,574
S&P Global Inc.	36,532	15,538
Capital One Financial Corp.	81,691	14,903
Wells Fargo & Co.	173,530	13,815
Hartford Insurance Group Inc.	45,255	6,120
State Street Corp.	48,113	6,089
Ameriprise Financial Inc.	12,672	5,631
Blackrock Inc.	5,675	5,458
MetLife Inc.	75,643	5,349
Synchrony Financial	76,787	5,223
Popular Inc.	36,679	4,921
MGIC Investment Corp.	176,558	4,635
Southstate Bank Corp.	48,924	4,526
Bank of New York Mellon Corp.	37,715	4,474
Jackson Financial Inc. Class A	42,139	4,455
Essent Group Ltd.	74,017	4,326
Assured Guaranty Ltd.	51,549	4,200
Charles Schwab Corp.	43,907	4,126
Blackstone Inc.	35,709	4,106
Commerce Bancshares Inc.	83,328	4,100
Goldman Sachs Group Inc.	4,296	3,634
PROG Holdings Inc.	121,388	3,483
Equitable Holdings Inc.	84,413	3,133
Citigroup Inc. (XNYS)	24,474	2,776
Morgan Stanley	15,944	2,624
Aflac Inc.	17,708	1,943
Assurant Inc.	8,610	1,875
First BanCorp (XNYS)	59,203	1,265
Primerica Inc.	1,647	413
Chubb Ltd.	700	228
		464,700
Health Care (14.8%)
Merck & Co. Inc.	495,174	59,565
Johnson & Johnson	229,706	56,149
Gilead Sciences Inc.	231,914	32,322
Elevance Health Inc. (XNYS)	78,554	22,997
Zoetis Inc.	178,024	21,044
Eli Lilly & Co.	22,674	20,855
Pfizer Inc.	724,157	20,334
Becton Dickinson & Co.	111,614	17,549
CVS Health Corp.	221,853	15,934
Roche Holding AG	39,029	15,576
AstraZeneca plc ADR	78,397	15,462
AbbVie Inc.	49,607	10,789
Abbott Laboratories	104,065	10,684
Bristol-Myers Squibb Co.	156,423	9,487
Cigna Group	26,138	6,972
Cardinal Health Inc.	29,035	6,135
UnitedHealth Group Inc.	17,383	4,704
Amgen Inc.	6,324	2,225
Organon & Co.	196,618	1,178
Medtronic plc	7,214	625
		350,586

	Shares	Market Value ($000)
Industrials (11.0%)
Honeywell International Inc.	155,202	35,080
Automatic Data Processing Inc.	127,238	25,852
L3Harris Technologies Inc.	60,480	20,875
Ferguson Enterprises Inc.	88,140	20,560
Eaton Corp. plc	52,523	18,786
PACCAR Inc.	149,742	17,295
Emerson Electric Co.	127,528	16,709
Caterpillar Inc.	22,252	15,765
Sunbelt Rentals Holdings Inc.	228,028	14,546
Johnson Controls International plc	91,222	11,945
Cummins Inc.	14,033	7,550
General Dynamics Corp.	15,435	5,298
Ryder System Inc.	25,209	5,161
RTX Corp.	25,613	4,941
Otis Worldwide Corp.	62,576	4,823
Owens Corning	40,597	4,393
Oshkosh Corp.	29,664	4,367
A O Smith Corp.	64,043	4,223
Booz Allen Hamilton Holding Corp.	52,142	4,069
SS&C Technologies Holdings Inc.	59,319	4,008
Union Pacific Corp.	14,943	3,625
Apogee Enterprises Inc.	89,509	3,002
Northrop Grumman Corp.	3,695	2,521
Lockheed Martin Corp.	4,001	2,418
Masco Corp.	29,958	1,809
ABM Industries Inc.	38,154	1,470
Waste Management Inc.	1,229	282
		261,373
Information Technology (12.7%)
Broadcom Inc.	419,609	129,873
Cisco Systems Inc.	614,449	47,675
TE Connectivity plc	100,330	20,971
NXP Semiconductors NV	104,706	20,612
Microsoft Corp.	55,417	20,514
Roper Technologies Inc.	41,380	14,643
QUALCOMM Inc.	71,590	9,219
Accenture plc Class A	42,908	8,508
NetApp Inc. (XNGS)	77,168	7,901
Oracle Corp.	29,333	4,315
HP Inc.	211,034	4,054
International Business Machines Corp.	16,315	3,955
Skyworks Solutions Inc.	59,843	3,205
Texas Instruments Inc.	11,672	2,266
Amdocs Ltd.	27,352	1,785
Analog Devices Inc.	2,864	911
KLA Corp.	231	340
		300,747
Materials (3.5%)
Avery Dennison Corp.	115,801	19,996
PPG Industries Inc.	171,380	18,317
Anglo American plc	351,092	15,074
Nutrien Ltd.	167,028	12,604
Reliance Inc.	15,507	4,713
Linde plc	9,352	4,636
NewMarket Corp.	6,571	4,212
Cabot Corp.	32,554	2,452
Eastman Chemical Co.	19,517	1,490
RPM International Inc.	4,084	406
Innospec Inc.	3,194	233
		84,133
Real Estate (2.5%)
Crown Castle Inc.	324,313	26,370
Sun Communities Inc.	143,283	18,048
Weyerhaeuser Co.	617,277	15,080
		59,498

		Shares	Market Value ($000)
Utilities (7.2%)
	American Electric Power Co. Inc.	174,209	22,835
	Dominion Energy Inc.	368,696	22,793
	Sempra	230,837	22,430
	American Water Works Co. Inc.	138,560	18,857
	PPL Corp.	464,024	17,726
	Atmos Energy Corp.	90,955	16,801
	Duke Energy Corp.	62,239	8,150
	Exelon Corp.	125,637	6,159
	Edison International	81,408	5,957
	Public Service Enterprise Group Inc.	71,756	5,809
	DTE Energy Co.	39,455	5,769
	National Fuel Gas Co.	55,283	5,194
	PG&E Corp.	257,128	4,518
	Eversource Energy	41,210	2,855
	NextEra Energy Inc.	29,101	2,703
	NRG Energy Inc.	4,330	633
	UGI Corp.	11,319	412
			169,601
Total Common Stocks (Cost $2,089,885)			2,287,411
Temporary Cash Investments (3.3%)
Money Market Fund (2.3%)
[1]	Vanguard Market Liquidity Fund, 3.687%	546,033	54,598
		Face Amount ($000)
Repurchase Agreement (1.0%)
	BNP Paribas Securities Corp. 3.670%, 4/1/2026 (Dated 3/31/2026, Repurchase Value $24,402, collateralized by U.S. Government Agency Obligations 2.500%–6.500%, 7/1/2033–3/1/2056, with a value of $24,888)	24,400	24,400
Total Temporary Cash Investments (Cost $78,999)			78,998
Total Investments (99.8%) (Cost $2,168,884)			2,366,409
Other Assets and Liabilities—Net (0.2%)			4,584
Net Assets (100%)			2,370,993
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	186	61,108	1,248

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elevance Health Inc.	5/5/2028	JPMC	8,598	(3.643)	206	—
NetApp Inc.	5/11/2026	CITNA	9,966	(3.894)	541	—
NetApp Inc.	5/5/2028	JPMC	7,101	(3.893)	—	(1)
					747	(1)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $551 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,214,646	72,765	—	2,287,411
Temporary Cash Investments	54,598	24,400	—	78,998
Total	2,269,244	97,165	—	2,366,409
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,248	—	—	1,248
Swap Contracts	—	747	—	747
Total	1,248	747	—	1,995
Liabilities
Swap Contracts	—	(1)	—	(1)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.